Leases - Schedule of Carrying Amount of Lease Liabilities and the Movements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analyzed into:
Current portion	$ 722	$ 1,001
Non-current portion	469	1,236
Total	$ 1,191	$ 2,237	$ 2,888